LEBENTHAL FUNDS, INC.

ANNUAL REPORT
NOVEMBER 30, 1997


LEBENTHAL FUNDS, INC.
120 BROADWAY, NEW YORK, NY 10271
212-425-6116
OUTSIDE NYC TOLL FREE 1-800-221-5822



Dear Shareholder:

The Lebenthal Bond Funds continue to do well versus their peer funds. For the twelve months ended November 30, 1997, Lipper Analytical Services, Inc., (Lipper) ranked the $134.1 million Lebenthal New York Fund #7 of the 93 NY municipal bond funds listed as being peer funds. For the three years ended November 30, 1997 Lipper ranked the Lebenthal NY Fund #2 out of 75 peer funds. For the five years ended November 30, 1997 Lipper ranked the Lebenthal NY Fund #1 out of 44 peer funds.

The performance records of the $6.1 million Lebenthal New Jersey and the $14.9 million Lebenthal Taxable Municipal Bond Funds relative to their peers have also been excellent.

Total returns as provided by Lipper are historical and do not include the sales charge of 4.5%. Fees waived by the Lebenthal New Jersey and Lebenthal Taxable Municipal Bond Funds may have had a material effect on the total return figures.

For the year ended November 30, 1997, Lipper ranked (a) the Lebenthal New Jersey Municipal Bond Fund #1 of 57 New Jersey funds listed as being our peer funds (b) the Lebenthal Taxable Municipal Bond Fund #2 of 131 taxable bond funds listed as being our peer funds.

The total return statistics of the Lebenthal Funds for the year ended November 30, 1997, were 8.27% for the New York Fund, 8.84% for the New Jersey Fund, and 10.89% for the Taxable Municipal Bond Fund. These figures do not reflect the maximum 4.5% sales charge. Taking that into account, for example, an investor who put $1,000 into each of the funds on December 1, 1996, reinvested the monthly dividends, and sold on November 30, 1997, would have offset the full sales charge and still have received $1,034.10 from the New York Fund, $1,039.00 from the New Jersey Fund, and $1,058.40 from the Taxable Municipal Fund.

The cumulative total return of the Lebenthal New York Municipal Bond Fund for the three years ended November 30, 1997 was 42.18%. The average annual total return for the same time period was 12.45%. These figures do not reflect the maximum 4.5% sales charge. Taking that into account, for example, an investor who put $1,000 into the Lebenthal New York fund on December 1, 1994, reinvested the monthly dividends, and sold on November 30, 1997, would have offset the full sales charge and still have received $1,105.90.

The cumulative total return of the Lebenthal New York Municipal Bond Fund for the five years ended November 30, 1997, was 44.67% (4.5% sales charge not included) and 38.15% if the full 4.5% load had been paid. The average annual total returns for the same time period were 7.66% (4.5% sales charge not included) and 6.68% if the full load had been paid. All total return figures assume reinvestment of monthly dividends and capital gains, and fluctuations in share prices.

The cumulative total return of each Fund, assuming payment of a full 4.5% load, from inception through November 30, 1997, was 57.91% for the Lebenthal New York Municipal Bond Fund (June 24, 1991); (b) 14.73% for the Lebenthal New Jersey Bond Fund (December 1, 1993); and (c) 30.10% for the Lebenthal Taxable Municipal Bond Fund (December 1, 1993). The average annual returns for the same time periods were 7.35%

for the Lebenthal New York Municipal Bond Fund, 3.49% for the Lebenthal New Jersey Municipal Bond Fund and 6.80% for the Lebenthal Taxable Municipal Bond Fund.
The SEC yields of the three Funds at their November 30, 1997, offering prices were: New York, 4.26%; New Jersey, 4.37%; and Taxable Municipal, 5.87%. SEC yield quotations are based on investment income per share earned during a particular 30 day period, less expenses accrued during such period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period in accordance with the formula prescribed by the SEC.

Each of the Lebenthal Municipal Bond Funds have been managed conservatively during the last year because of our view that the Federal Reserve will eventually have to further restrict the availability of credit in order to restrain the wage inflation that could result from unemployment being at near record peacetime lows. The U.S. unemployment rate could easily go all the way to 4.0% from the current 4.6% considering the strength of the American economy and, importantly, the lack of individuals to add to the labor force. Bond market investors have recently chosen to ignore the strength of the American economy and instead focus on the beneficial effects on U.S. inflation resulting from currency turmoil in Asia. Although we believe that the "Asian contagion" greatly improves the outlook for inflation, we do not think that it will importantly slow the U.S. economy particularly with the increased stimulus that will come from recent accelerating strength in most of the Western European economies. Therefore, we expect that the Federal Reserve Board will be forced to tighten credit one or more times during the next couple of years.

Many economists believe that bond yields will drop below short-term rates because substantially fewer long-maturity full coupon bonds are being issued by the Federal Government due to (a) its improved deficit outlook and (b) the issuance of large amounts of inflation-indexed bonds. Because we doubt that an inverted yield curve is likely until a recession looms on the horizon, we think it is prudent to be concerned about Fed tightening.

Although we have been, and continue to be, bearish on bonds whenever the yield on the thirty year U.S. Treasury bond dips below 6%, we have chosen to be fully invested at all times but via use of higher coupon bonds that should hold their value better in a deteriorating market than low coupon or zero coupon bonds. Even if we should be wrong about the direction of interest rates, the investors in our funds are well served by the greater current income available from premium coupon bonds priced to their call dates rather than to maturity.

Please be mindful of the fact that the information and statistics included in this commentary are not guaranteed. However, they have been obtained from reliable sources and are believed to be accurate.

Note: Past performance is no guarantee of the future. No assurance can be given that the Fund will achieve its objectives. Share price and investment return will fluctuate, and on the day you sell, the value of your shares may be worth more or less than the original investment. For more complete information including all sales charges, send for a free prospectus. Read it carefully before you invest or send money.

We thank you for the opportunity to be of service.

Very truly yours,




LEBENTHAL NEW YORK MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART
_______________________________________________________________________________

The following chart compares the performance of Lebenthal New York Municipal Bond Fund (with and without the 4.5% sales load), for the one year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART


                                                               AVERAGE ANNUAL
                                                             TOTAL RETURN SINCE
                                                                 COMMENCEMENT
                                              ONE      FIVE      OF OPERATIONS
                                             YEAR      YEAR     JUNE 24, 1991
                                           --------  --------  ----------------
Lebenthal New York Municipal Bond Fund:
   with sales load                           3.41%     6.68%        7.35%
   without sales load                        8.27%     7.66%        8.12%

Lehman Index                                 9.13%     7.26%        7.43%


Past performance is not predictive of future performance.
See Notes to Financial Statements.




LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART
_______________________________________________________________________________

The following chart compares the performance of Lebenthal New Jersey Municipal Bond Fund (with and without the 4.5% sales load), for the one year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART


                                                          AVERAGE ANNUAL
                                                        TOTAL RETURN SINCE
                                               ONE   COMMENCEMENT OF OPERATIONS
                                              YEAR        DECEMBER 1, 1993
                                            -------  --------------------------
Lebenthal New Jersey Municipal Bond Fund:
   with sales load                           3.90%             3.49%
   without sales load                        8.84%             4.64%

Lehman Index                                 9.13%             5.90%


Past performance is not predictive of future performance.
See Notes to Financial Statements.



LEBENTHAL TAXABLE MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART
_______________________________________________________________________________

The following chart compares the performance of Lebenthal Taxable Municipal Bond Fund (with and without the 4.5% sales load), for the one year and since inception periods, against the Lehman Brothers Long Corporate Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART


                                                           AVERAGE ANNUAL
                                                         TOTAL RETURN SINCE
                                              ONE    COMMENCEMENT OF OPERATIONS
                                             YEAR         DECEMBER 1, 1993
                                           --------  --------------------------
Lebenthal Taxable Municipal Bond Fund:
   with sales load                           5.84%              6.80%
   without sales load                       10.89%              8.04%

Lehman Index                                 9.87%              8.47%


Past performance is not predictive of future performance.
See Notes to Financial Statements.



LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1997
_______________________________________________________________________________

                                                                   RATINGS
                                                                 (UNAUDITED)
                                                              -----------------
    FACE                                             VALUE             STANDARD
   AMOUNT                                          (NOTE 1)   MOODY'S  & POOR'S
----------                                        ----------  -------  --------
MUNICIPAL BONDS (104.34%)
-------------------------------------------------------------------------------
$  760,000  Metropolitan Trans Authority,
            New York Commuter Facility,
            5.375%, due 07/01/27, (FGIC Insured)  $  759,400    Aaa      AAA
 1,000,000  Metropolitan Trans Authority, New
            York Commuter Facility - Series R,
            5.50%, due 07/01/17                      973,510    Baa1     BBB+
 1,285,000  Monroe County, New York IDA Civic
            Facility (DePaul Community
            Facility), 6.50%, due 02/01/24,
            (SONYMA Insured)                       1,400,200     Aa
 4,400,000  New York, New York - Series I,
            General Obligation,
            6.25%, due 04/15/27                    4,672,096    Baa1     BBB+
 1,670,000  New York, New York (Unrefunded
            Balance) - Series C, General
            Obligation, 7.25%, due 08/15/24        1,816,376    Baa1     BBB+
 1,325,000  New York, New York - Series D,
            General Obligation, 5.25%,
            due 08/01/21                           1,269,496    Baa1     BBB+
 1,150,000  New York, New York, City
            Municipal Water - Series B,
            5.75%, due 06/15/26, (MBIA Insured)    1,197,978    Aaa      AAA
 1,705,000  New York State Dormitory Authority
            (Health Facilities),
            5.50%, due 05/15/24, (FSA Insured)     1,719,816    Aaa      AAA
 2,400,000  New York State Dormitory Authority
            (Saint Vincent's Hospital),
            7.40%, due 08/01/30, (FHA Insured)     2,659,200    Aa2      AAA
 7,110,000  New York State Dormitory Authority
            Highlands Living),
            6.60%, due 02/01/34, (FHA Insured)     7,807,917              AA
 2,330,000  New York State Dormitory Authority
            (Presbyterian Residential Community),
            6.50%, due 08/01/34, (FHA Insured)     2,523,600              AA
   750,000  New York State Dormitory Authority
            (State University Educational
            Facilities), 7.00%, due 05/15/16         809,258     A3       A-
 3,500,000  New York State Dormitory Authority
            (Jewish Geriatric - Long Island),
            7.35%, due 08/01/29, (FHA Insured)     4,016,250             AAA
 5,190,000  New York State Dormitory Authority
            (Niagara Frontier Home),
            6.40%, due 02/01/35, (FHA Insured)     5,666,338              AA
 1,000,000  New York State Dormitory Authority
            (St. Lukes Home Residential Health),
            6.375%, due 08/01/35, (FHA Insured)    1,094,980              AA
 3,900,000  New York State Dormitory Authority
            (Nottingham Retirement Community),
            6.125%, due 07/01/25, (SONYMA Insured) 4,178,655     Aa
 4,755,000  New York State Dormitory Authority
            (Geneva Nursing Home),
            6.20%, due 08/01/35, (FHA Insured)     5,135,020              AA
 3,300,000  New York State Dormitory Authority
            (Ellis Hospital), 5.60%,
            due 08/01/25, (MBIA/FHA Insured)       3,343,989    Aaa      AAA
 5,750,000  New York State Dormitory Authority
            (Nursing Home-St. Johns Health),
            6.25%, due 02/01/36, (FHA Insured)     6,263,245              AA


See Notes to Financial Statements.



LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
_______________________________________________________________________________

                                                                   RATINGS
                                                                 (UNAUDITED)
                                                              -----------------
    FACE                                             VALUE             STANDARD
   AMOUNT                                          (NOTE 1)   MOODY'S  & POOR'S
----------                                        ----------  -------  --------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------------
$2,730,000  New York State Dormitory Authority
            (Jewish Home of Central NY),
            LOC Onbank & Trust Co.,
            6.25%, due 07/01/25                   $2,977,475    Aaa
   500,000  New York State Dormitory Authority
            (Dept. Of Education),
            5.75%, due 07/01/21                      517,210    Aaa      AAA
 2,400,000  New York State Dormitory Authority
            (Nursing Home),
            6.125%, due 02/01/36, (FHA Insured)    2,571,768             AAA
 3,000,000  New York State Dormitory Authority
            (Methodist Hospital), 6.05%,
            due 02/01/34, (AMBAC/FHA Insured)      3,209,160    Aaa      AAA
   750,000  New York State Dormitory Authority
            (Grace Manor Health Care Facility),
            6.15%, due 07/01/18, (SONYMA Insured)    813,788    Aa2
 3,300,000  New York State Dormitory Authority
            (Mental Health Services Facility),
            5.625%, due 02/15/21                   3,322,902    Baa1     A-
 4,000,000  New York State Dormitory Authority
            (Nursing Home-Menorah Campus),
            6.10%, due 02/01/37, (FHA Insured)     4,263,400             AAA
   700,000  New York State Dormitory Authority
            (Millard Fillmore Hospital),
            5.375%, due 02/01/32,
            (AMBAC/FHA Insured)                      692,916    Aaa      AAA
 1,000,000  New York State Dormitory Authority
            (Nursing Home-Rosalind & Joseph),
            5.70%, due 02/01/37,
            (AMBAC/FHA Insured)                    1,023,150    Aaa      AAA
 2,000,000  New York State Dormitory Authority
            (Hospital United Health Services),
            5.375%, due 08/01/27,
            (AMBAC/FHA Insured)                    1,986,620             AAA
 1,500,000  New York State Dormitory Authority
            (Hunts Point Multi-Service Center),
            5.625%, due 07/01/22,(SONYMA Insured)  1,511,040    Aa2
 2,745,000  New York State Dormitory Authority
            (Mental Health Services Facilities),
            5.125%, due 08/15/22, (FSA Insured),
            When Issued                            2,656,995    Aaa      AAA
 1,500,000  New York State Dormitory Authority
            (Mental Health Services Facilities),
            5.125%, due 08/15/27, (FSA Insured),
            When Issued                            1,463,010    Aaa      AAA
 1,500,000  New York State Dormitory Authority
            (Saint Barnabas Hospital), 5.45%,
            due 08/01/35, (AMBAC/FHA Insured),
            When Issued                            1,497,495    Aaa      AAA
 1,000,000  New York State Energy Research &
            Development Authority - Electric
            Facilities - (Long Island Lighting),
            7.15%, due 02/01/22                    1,087,080    Ba3      BB+
 1,000,000  New York State Energy Research &
            Development Authority Gas Facilities,
            (Brooklyn Union Gas), 6.75%,
            due 02/01/24, (MBIA Insured)           1,089,090    Aaa      AAA
   500,000  New York State Energy Research &
            Development Authority - Pollution
            Control - (Niagara Mohawk Power
            Corporation), 6.625%, due 10/01/13,
            (FGIC Insured)                           545,120    Aaa      AAA
 3,400,000  New York State Housing Finance
            Agency (Phillips Village Project -
            Series A), 7.75%, due 08/15/17,
            (FHA/SONYMA Insured)                   3,779,745     A2


See Notes to Financial Statements.



LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
_______________________________________________________________________________

                                                                   RATINGS
                                                                 (UNAUDITED)
                                                              -----------------
    FACE                                             VALUE             STANDARD
   AMOUNT                                          (NOTE 1)   MOODY'S  & POOR'S
----------                                        ----------  -------  --------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------------
$1,500,000  New York State Housing Finance
            Agency (Insured-Multifamily
            Mortgage - Series C), 6.50%,
            due 08/15/24, (FHA Insured)           $1,566,855    Aa2      AAA
 2,000,000  New York State Housing Finance
            Agency (Housing Project
            Mortgage - Series A), 6.125%,
            due 11/01/20, (FSA Insured)            2,109,440    Aaa      AAA
 2,515,000  New York State Housing Finance
            Agency (Multifamily Housing -
            Second Mortgage - Series C), 6.10%,
            due 08/15/28, (SONYMA Insured)         2,639,367    Aa2
 2,000,000  New York State Housing Finance
            Agency (Multifamily Housing -
            Series D), 6.10%, due 11/15/36,
            (FHA Insured)                          2,084,380             AAA
 2,350,000  New York State Housing Finance
            Agency Services, Contract
            Obligation, 5.50%, due 03/15/25,
            When Issued                            2,320,343    Baa1     BBB+
 1,750,000  New York State Medical Care
            Facilities Finance Agency (Hospital
            & Nursing Home) - Series D,
            6.60%, due 02/15/31, (FHA Insured)     1,903,160             AAA
 6,750,000  New York State Medical Care
            Facilities Finance Agency -
            Series B, 6.60%, due 08/15/34,
            (FHA Insured)                          7,415,145    Aa2       AA
    60,000  New York State Medical Care
            Facilities Finance Agency,
            7.30%, due 02/15/21                       66,502    Baa1      A-
 5,300,000  New York State Medical Care
            Facilities Finance Agency -
            Series A, 6.90%, due 08/15/34,
            (AMBAC/FHA Insured)                    6,067,705    Aaa      AAA
 6,950,000  New York State Medical Care
            Facilities Finance Agency -
            Mortgage Project-Series C, 6.375%,
            due 08/15/29, (FHA Insured)            7,566,465    Aa2       AA
 2,505,000  New York State Medical Care
            Facilities Finance Agency
            (Mortgage Project - Series A),
            6.50%, due 02/15/35, (FHA Insured)     2,749,062    Aa2       AA
 5,000,000  New York State Medical Care
            Facilities Finance Agency
            (Mortgage Project - Series E),
            6.375%, due 02/15/35, (FHA Insured)    5,476,450    Aa2       AA
 1,000,000  New York State Urban Development
            Corp, (Senior Lien Corp.),
            5.50%, due 07/01/26, (HUD Insured)     1,002,330    Aaa      AAA
 1,600,000  Oswego County New York Development
            Agency, (Seneca Hill Project -
            Series A), 5.65%, due 08/01/37,
            (FHA Insured)                          1,610,736              AA
 3,000,000  Syracuse New York Housing
            Authority-Series A,
            5.80%, due 08/01/37, (FHA Insured)     3,070,800             AAA

            TOTAL MUNICIPAL BONDS
            (COST $130,364,523)                  139,964,028


See Notes to Financial Statements.



LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
_______________________________________________________________________________

   FACE                                                                VALUE
  AMOUNT                                                             (NOTE 1)
---------                                                         -------------
COMMERCIAL PAPER (.37%)
-------------------------------------------------------------------------------
$ 334,000  Ford Motor Credit Company, 5.56%, due 12/04/97         $    334,000
  159,000  General Motors Acceptance Corporation, 5.58%,
           due 12/04/97                                                159,000

           TOTAL COMMERCIAL PAPER (COST $493,000)                      493,000

           TOTAL INVESTMENTS (104.71%) (COST $130,857,523)#        140,457,028
           CASH AND OTHER ASSETS, NET OF LIABILITIES (-4.71%)       (6,312,968)

           NET ASSETS (100.00%)                                   $134,144,060


#  Aggregate cost for federal income tax purposes is materially the same.

   Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $9,599,505 and $0 respectively, resulting in net unrealized appreciation of $9,599,505.

KEY:
AMBAC  = Ambac Indemnity Corporation
FGIC   = Federal Guaranty Insurance Corporation
FHA    = Federal Housing Administration
HUD    = Housing and Urban Development
MBIA   = Municipal Bond Insurance Association
MHRB   = Multi-family Housing Revenue Bond
SONYMA = State of New York Mortgage Agency

See Notes to Financial Statements.



LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1997
_______________________________________________________________________________

                                                                   RATINGS
                                                                 (UNAUDITED)
                                                              -----------------
    FACE                                             VALUE             STANDARD
   AMOUNT                                          (NOTE 1)   MOODY'S  & POOR'S
----------                                        ----------  -------  --------
MUNICIPAL BONDS (89.09%)
-------------------------------------------------------------------------------
$  125,000  Cape May County, New Jersey
            Industrial Pollution Control
            Financing Authority, Atlantic City
            Electric Company Project A,
            7.20%, due 11/01/29, (MBIA Insured)    $ 142,305    Aaa      AAA
   110,000  Essex County, New Jersey Import
            Authority County Correctional
            Facility- Series A, 5.70%,
            due 01/01/27, (FGIC Insured)             114,303    Aaa      AAA
    70,000  Essex County, New Jersey Import
            Authority Orange School District -
            Series A, 6.95%, due 07/01/14,
            (MBIA Insured)                            80,647    Aaa      AAA
   100,000  Irvington, New Jersey Housing &
            Mortgage Finance Authority,
            6.50%, due 02/01/24, (FHA Insured)       105,405             AAA
   300,000  Middlesex County New Jersey Import
            Authority, 5.90%, due 9/15/21            314,375     A1       A+
   100,000  New Jersey Economic Development
            Authority, Economic Development
            Revenue - American Airlines Inc.
            Project, 7.10%, due 11/01/31             109,380    Baa2     BBB-
   250,000  New Jersey Economic Development
            Authority, Economic Development
            Revenue - Bancroft Incorporated
            Obligation Group, 6.05%,
            due 12/01/25, (Connie Lee Insured)       266,617             AAA
   150,000  New Jersey Economic Development
            Authority, Economic Development
            Revenue Refunding - Burlington Coat
            Factory, LOC First Fidelity Bank,
            6.125%, due 09/01/10                     161,990    Aa3
   150,000  New Jersey Economic Development
            Authority, Economic Development
            Revenue W.Y. Urban Holding Company,
            LOC NatWest Bank, Jersey City,
            6.50%, due 06/01/15                      162,404              A
   200,000  New Jersey Economic Development
            Authority, Economic Development
            Revenue Heath Village Project,
            LOC First Union, 6.00%,
            due 05/01/16                             211,946              A+
   100,000  New Jersey Economic Development
            Authority, Pollution Control
            Revenue PSE&G Co. Project, 6.40%,
            due 05/01/32, (MBIA Insured)             108,316    Aaa      AAA
   100,000  New Jersey Economic Development
            Authority, American Water Co.
            Facilities Revenue Project A,
            6.875%, due 11/01/34, (FGIC Insured)     112,214    Aaa      AAA
   100,000  New Jersey Economic Development
            Authority Revenue Sewer Facilities
            - Anheuser-Busch Project,
            5.85%, due 12/01/30                      104,229     A1       A+
    85,000  New Jersey Health Care Facilities
            Financing Authority - Irvington
            General Hospital Issue - Series 1994,
            6.40%, due 08/01/25, (FHA Insured)        91,690             AAA
   125,000  New Jersey Health Care Facilities
            Financing Authority - General
            Hospital Center at Passaic, 6.75%,
            due 07/01/19, (FSA Insured)              143,129    Aaa      AAA
   100,000  New Jersey Health Care Facilities
            Financing Authority Revenue Monmouth
            Medical Center Issue - Series C,
            6.25%, due 7/01/24, (FSA Insured)        108,856    Aaa      AAA


See Notes to Financial Statements.



LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
_______________________________________________________________________________

                                                                   RATINGS
                                                                 (UNAUDITED)
                                                              -----------------
    FACE                                             VALUE             STANDARD
   AMOUNT                                          (NOTE 1)   MOODY'S  & POOR'S
----------                                        ----------  -------  --------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------------
$  150,000  New Jersey Health Care Facilities
            Financing Authority Revenue
            St. Joseph's Hospital & Medical
            Center, 6.00%, due 7/01/26,
            (Connie Lee Insured)                   $ 159,671              AAA
   100,000  New Jersey Health Care Facilities
            Financing Authority AHS Hospital
            - Series A, 5.00%, due 07/01/27,
            (AMBAC Insured)                           95,971    Aaa       AAA
   100,000  New Jersey Economic Development
            Authority Revenue Economic Growth
            - Series D, LOC NatWest Bank,
            Jersey City, 6.55%, due 08/01/14         107,707               A
   150,000  New Jersey State Education
            Facilities Authority - Trenton
            State College - Series E, 6.00%,
            due 07/01/19, (AMBAC Insured)            158,586    Aaa       AAA
   290,000  New Jersey State Education
            Facilities Authority - Monmouth
            University, 5.40%, due 07/01/06          298,007    Baa2      BBB
   100,000  New Jersey State Education
            Facilities Authority - New Jersey
            Institute Technology Issue -
            Series A, 6.00%, due 07/01/24,
            (MBIA Insured)                           106,550    Aaa       AAA
   250,000  New Jersey State Higher Education
            Assistance Authority- Student Loan
            Revenue- Loan Program - Series A,
            5.80%, due 06/01/16, (MBIA Insured)      257,407    Aaa       AAA
   125,000  New Jersey State Housing & Mortgage
            Finance Agency MHRB Refunding -
            Presidential Plaza, 7.00%,
            due 05/01/30, (FHA Insured)              135,025              AAA
   300,000  New Jersey State Housing & Mortgage
            Finance Agency MHRB Series A,
            6.05%, due 11/01/20, (AMBAC Insured)     312,666    Aaa       AAA
   100,000  New Jersey State Housing & Mortgage
            Finance Agency MHRB Series A, 6.25%,
            due 05/01/28, (AMBAC Insured)            105,318    Aaa       AAA
   125,000  New Jersey State Housing & Mortgage
            Finance Agency Revenue Housing -
            Series A, HUD Section 8, 6.95%,
            due 11/01/13                             135,069               A+
   150,000  New Jersey State Housing & Mortgage
            Finance Agency - Home Buyers -
            Series O, 6.35%, due 10/01/27,
            (MBIA Insured), Subject to AMT           158,178    Aaa       AAA
   140,000  Newark, New Jersey Housing Finance
            Corporation Mortgage Revenue,
            Refunding - HUD Section 8-Manor
            Apartments-A, 7.50%, due 02/15/24,
            (FHA Insured)                            152,842              AAA
   800,000  Port Authority of New York & New
            Jersey Special Obligation Revenue
            JFK International Air Terminal -
            Series 6, 5.75%, due 12/01/22            828,800    Aaa       AAA
   100,000  Puerto Rico Housing Bank & Finance
            Agency Single Family Mortgage
            Affordable Housing Mortgage -
            Portfolio I, 6.25%, due 04/01/29,
            (GNMA/FNMA/FHLMA Insured),
            Subject to AMT                           104,226    Aaa       AAA

            TOTAL MUNICIPAL BONDS
            (COST $5,089,311)                      5,453,829


See Notes to Financial Statements.



LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
_______________________________________________________________________________

                                                                      VALUE
  SHARES                                                             (NOTE 1)
----------                                                          ----------
CLOSED-END FUNDS (8.74%)
-------------------------------------------------------------------------------
    12,198  Muniyield New Jersey Insured Fund                       $  199,742
     4,292  Munivest New Jersey Fund                                    59,015
    17,749  Muniyield New Jersey Fund                                  276,219
            TOTAL CLOSED-END FUNDS (COST $521,082)                     534,976
            TOTAL INVESTMENTS (97.83%)(COST $5,610,393)#             5,988,805
            CASH AND OTHER ASSETS, NET OF LIABILITIES (2.17%)          132,779
            NET ASSETS (100.00%)                                    $6,121,584

#  Aggregate cost for federal income tax purposes is $5,610,399.

   Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $378,406 and $0, respectively, resulting in net unrealized appreciation of $378,406.

KEY:
AMBAC      = Ambac Indemnity Corporation
AMT        = Alternative Minimum Tax
FGIC       = Federal Guaranty Insurance Corporation
FHA        = Federal Housing Authority
FHLMA      = Federal Home Loan Mortgage Association
FSA        = Financial Security Assurance, Inc.
CONNIE LEE = College Construction Loan Insurance Association
FNMA       = Federal National Mortgage Association
GNMA       = Government National Mortgage Association
HUD        = Housing and Urban Development
LOC        = Letter of Credit
MBIA       = Municipal Bond Insurance Association
MHRB       = Multi-family Housing Revenue Bond


See Notes to Financial Statements.



LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1997
_______________________________________________________________________________

                                                                   RATINGS
                                                                 (UNAUDITED)
                                                              -----------------
    FACE                                             VALUE             STANDARD
   AMOUNT                                          (NOTE 1)   MOODY'S  & POOR'S
----------                                        ----------  -------  --------
MUNICIPAL BONDS (97.69%)
-------------------------------------------------------------------------------
$  150,000  All Saints Health System, 9.00%,
            due 08/15/24, (MBIA Insured)          $  168,231    Aaa       AAA
   700,000  Atlanta & Fulton County Georgia -
            Downtown Arena Project, 7.00%,
            due 12/01/28, (FSA Insured),
            When Issued                              693,868    Aaa       AAA
   385,000  Baltimore, Maryland - Series B,
            General Obligation, 7.90%,
            due 10/15/16, (FGIC Insured)             413,194    Aaa       AAA
 1,100,000  Bastrop, Texas Economic Development
            Corporation, 8.00%, due 08/15/16       1,147,377              BBB+
   100,000  Buffalo, New York - Series F, 9.05%,
            due 02/01/15, (AMBAC Insured)            106,358    Aaa       AAA
   240,000  California Housing Finance Agency
            - Series C, 8.10%, due 02/01/37,
            (AMBAC Insured)                          253,404    Aaa       AAA
   700,000  Cedartown Georgia Development
            Authority, Industrial Park
            Project A, 7.00%, due 02/01/22,
            (AMBAC Insured), When Issued             690,277    Aaa       AAA
 2,000,000  Compton, California Community
            Redevelopment Agency - Series C,
            Tax Allocation, 0.00%*,
            due 08/01/22, (FSA Insured)              365,340    Aaa       AAA
   150,000  Connecticut State Health and
            Educational Facilities, Maefair
            Health Care, 9.20%, due 11/01/24         181,923     A1       AA-
   125,000  Connecticut State Health and
            Educational Facilities,
            Laurelwood, 9.36%, due 11/01/24          142,870     A1       AA-
   150,000  Connecticut State Health and
            Educational Facilities, Shady
            Knoll Center, 8.90%, due 11/01/24        174,596     A1       AA-
   255,000  Connecticut State Housing Finance
            Authority - Series F, 9.25%,
            due 05/15/27                             293,551    Aa2        AA
   200,000  Connecticut State Housing Finance
            Authority - Series G, 7.625%,
            due 05/15/21                             210,708    Aa2        AA
   100,000  Connecticut State Development
            Authority - Sub series B1,
            8.50%, due 08/15/14                      108,777               A+
   125,000  Conyers, Georgia Water & Sewer -
            Series B, 8.75%, due 07/01/15,
            (AMBAC Insured)                          138,388    Aaa       AAA
   250,000  Cuyahoga County, Ohio Economic
            Development - Series A,
            8.625%, due 06/01/22                     279,500     A
   200,000  Florida Housing Finance Agency -
            Taxable Housing Mariner Club,
            8.25%, due 09/01/15,
            (AMBAC Insured)                          215,628    Aaa       AAA
 1,230,000  Harrisburg, Pennsylvania -
            Series A, General Obligation,
            0.00%*, due 04/01/18,
            (AMBAC Insured)                          312,531    Aaa       AAA
 1,165,000  Harrisburg, Pennsylvania -
            Series A, General Obligation,
            0.00%*, due 04/01/19,
            (AMBAC Insured)                          276,734    Aaa       AAA
   350,000  Harrison County, Mississippi -
            Series A, General Obligation,
            7.75%, due 04/01/16,
            (MBIA Insured)                           364,756    Aaa
   150,000  Idaho Housing Agency, HUD Section 8,
            8.50%, due 07/01/09                      161,672     A


See Notes to Financial Statements.



LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
_______________________________________________________________________________

                                                                   RATINGS
                                                                 (UNAUDITED)
                                                              -----------------
    FACE                                             VALUE             STANDARD
   AMOUNT                                          (NOTE 1)   MOODY'S  & POOR'S
----------                                        ----------  -------  --------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------------
$  150,000  Illinois Housing Development
            Authority, 8.64%, due 12/01/21,
            (AMBAC Insured)                        $ 162,819    Aaa       AAA
 2,180,000  Kern County, California Pension
            Obligation, 0.00%*, due 08/15/18,
            (MBIA Insured)                           523,177    Aaa       AAA
   325,000  Maryland State Community
            Development Administration,
            9.10%, due 05/15/10,
            (MHF Insured)                            358,722    Aa3
   150,000  Memorial Health System, 8.375%,
            due 10/01/20, (MBIA Insured)             163,427    Aaa       AAA
   200,000  Michigan State Housing Development
            Authority - Series A, 8.30%,
            due 11/01/15, (AMBAC Insured)            223,548    Aaa       AAA
    60,000  Minnesota State Housing Finance
            Agency - Series B, 8.00%,
            due 02/01/18                              63,085               AA
    50,000  Minnesota State Housing Finance
            Agency, 8.05%, due 01/01/12               52,489    Aa2       AA+
   600,000  Mississippi Hospital Equipment and
            Facilities, 9.10%, due 04/01/06          633,864    Baa
    85,000  New Hampshire State Housing and
            Finance Authority - Series C,
            9.40%, due 07/01/14                       94,340    Aa2
   239,250  New Jersey Economic Development
            Authority - Series C, 7.60%,
            due 02/15/29, (FSA Insured)**            246,059    Aaa       AAA
   240,000  New Jersey State Housing and Mortgage
            Finance Agency - Series E,
            8.95%, due 11/01/12                      260,990              AA-
   250,000  New York State Environmental
            Facilities - Series A, 9.625%,
            due 03/15/21                             278,160    Baa1      BBB+
   300,000  New York State Housing Finance
            Agency - Series B, 8.25%,
            due 05/15/35, (FHA Insured)              314,151              AAA
   350,000  New York State Housing Finance
            Agency Revenue - Multi-family
            Series C, 8.11%, due 11/15/38,
            (FHA Insured)                            370,636              AAA
   110,000  New York State Housing Finance
            Agency - Series B, Service Contract
            Obligation, 8.60%, due 03/15/04          118,763    Baa1      BBB+
   100,000  Pittsburgh, Pennsylvania Urban
            Redevelopment Authority,
            9.07%, due 09/01/14, (FSA Insured)       114,880    Aaa       AAA
   300,000  Sacramento County, California,
            0.00%***, due 08/15/21,
            (MBIA Insured)                           314,079    Aaa       AAA
   120,000  Southeastern Pennsylvania Transit
            Authority - Series B, 8.75%,
            due 03/01/20, (FGIC Insured)             134,168    Aaa       AAA
   300,000  Tampa, Florida Sports Authority,
            8.07%, due 10/01/26, (MBIA Insured)      321,486    Aaa       AAA
   375,000  Texas State Department of Housing &
            Community Affairs - Series C1,
            7.76%, due 09/01/17, (MBIA Insured)      393,765    Aaa       AAA
   300,000  Texas State Veterans Housing,
            General Obligation, 7.35%,
            due 12/01/21                             306,375    Aa2        AA
 1,050,000  United Nations Development
            Corporation Refunded, 8.80%,
            due 07/01/26                           1,217,411              AAA
   500,000  Virginia State Housing Development
            Authority Commonwealth Mortgage,
            7.80%, due 07/01/17                      525,550    Aa1       AA+


See Notes to Financial Statements.



LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
_______________________________________________________________________________

                                                                   RATINGS
                                                                 (UNAUDITED)
                                                              -----------------
    FACE                                             VALUE             STANDARD
   AMOUNT                                          (NOTE 1)   MOODY'S  & POOR'S
----------                                        ----------  -------  --------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------------
$  365,000  Virginia State Housing Development
            Authority - Series A, Multi-family,
            8.125%, due 11/01/15                 $   388,776    Aa1       AA+
   350,000  Wisconsin Housing & Economic
            Development Authority - Series H,
            7.875%, due 03/01/26                     367,297    Aa2       AA

            TOTAL MUNICIPAL BONDS
            (COST $13,607,551)                    14,647,700


COMMERCIAL PAPER (5.38%)
-------------------------------------------------------------------------------
   651,000  Ford Motor Credit Company, 5.54%,
            due 12/10/97                             651,000
   156,000  General Motors Acceptance
            Corporation, 5.56%, due 12/11/97         156,000

            TOTAL COMMERCIAL PAPER
            (COST $807,000)                          807,000


CLOSED-END FUNDS (4.66%)
-------------------------------------------------------------------------------
    74,977  Hyperion Total Return Fund               698,223

            TOTAL CLOSED-END FUNDS (COST $699,049)   698,223

            TOTAL INVESTMENTS (107.73%)
              (COST $15,113,600)#                 16,152,923
            LIABILITIES IN EXCESS OF CASH AND
              OTHER ASSETS (-7.73%)               (1,159,049)

            NET ASSETS (100.00%)                  14,993,874


#  Aggregate cost for federal income tax purposes is $15,122,140.

   Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $1,036,694 and $5,911, respectively, resulting in net unrealized appreciation of $1,030,783.

*    Zero Coupon Bond

**   Series 1997C bonds traded on the New York Stock Exchange are treated as equity securities and trade in $25 increments.

***  Zero Coupon Bond. Rate changes to 7.68% on 8/15/98

KEY:
AMBAC = Ambac Indemnity Corporation
FGIC  = Federal Guaranty Insurance Corporation
FHA   = Federal Housing Authority
FSA   = Financial Security Assurance, Inc.
HUD   = Housing and Urban Development
MBIA  = Municipal Bond Insurance Association
MHF   = Maryland Housing Fund

See Notes to Financial Statements.



LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997
_______________________________________________________________________________

                                        LEBENTHAL      LEBENTHAL     LEBENTHAL
                                         NEW YORK     NEW JERSEY      TAXABLE
                                        MUNICIPAL      MUNICIPAL     MUNICIPAL
                                        BOND FUND      BOND FUND     BOND FUND
                                      -------------  ------------  ------------
ASSETS
Investment in securities at value
  (cost $130,857,523, $5,610,393
  and $15,113,600)                    $140,457,028    $5,988,805   $16,152,923
Cash                                        46,343         5,725        14,793

Receivables:
  Securities sold                          272,201            --            --
  Capital shares sold                      868,425        15,235        92,103
  Interest and Dividends                 2,303,891       109,377       220,205
  Due from Manager                              --        46,007        35,823
Deferred organization expenses                  --         7,745         6,249

    Total assets                       143,947,888     6,172,894    16,522,096

LIABILITIES
Payables:
  Securities purchased                   9,049,734            --     1,394,938
  Capital shares redeemed                  189,669           734        38,833
  Dividends declared                       361,772        17,132        54,666
  Distribution fee payable (Note 3)         27,251            --            --
  Management fee payable (Note 2)           24,883         1,247         3,061
  Administration fee payable                30,573         7,324         9,269
  Accrued Directors' fees                    2,294           160           267
Accrued expenses and other
  liabilities                              117,652        24,713        27,188

    Total liabilities                    9,803,828        51,310     1,528,222

NET ASSETS                             134,144,060     6,121,584    14,993,874

NET ASSETS CONSIST OF:
Par value                                   16,121           879         2,034
Paid in capital                        125,189,461     6,006,922    14,314,419
Undistributed investment income - net        8,544            --            --
Accumulated net realized loss on
  investments                             (669,571)     (264,629)     (361,902)
Unrealized appreciation on
  investments - net                      9,599,505       378,412     1,039,323

    Total net assets                  $134,144,060    $6,121,584   $14,993,874

Shares outstanding (Note 4)             16,120,575       878,745     2,033,747
Net asset value, and redemption
  price per share                     $       8.32    $     6.97   $      7.37
Maximum offering price per share*     $       8.71    $     7.30   $      7.72



* The sales charge is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.


See Notes to Financial Statements.



LEBENTHAL FUNDS, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1997
_______________________________________________________________________________

                                         LEBENTHAL     LEBENTHAL     LEBENTHAL
                                          NEW YORK    NEW JERSEY       TAXABLE
                                         MUNICIPAL     MUNICIPAL     MUNICIPAL
                                         BOND FUND     BOND FUND     BOND FUND
                                       ------------  ------------  ------------
INVESTMENT INCOME
Income:
  Interest                             $ 7,443,167      $300,698    $1,036,515
  Dividends                                126,132        16,645        88,004

    Total income                         7,569,299       317,343     1,124,519

Expenses:
  Management fee (Note 2)                  288,050        13,639        35,804
  Distribution fee (Note 3)                313,188        13,639        35,804
  Administration fee                       143,014         6,213        16,453
  Shareholder servicing and related
    shareholder expenses                   126,732        33,233        36,485
  Custodian fee                             22,655         3,234         5,855
  Interest                                   3,759           193         2,026
  Legal, compliance and filing fees        104,137        15,695        16,584
  Audit and accounting fees                 53,301        44,865        45,637
  Directors' fees                           11,984           594         1,432
  Amortization of organization
    expenses (Note 1)                           --         7,745         6,249
  Other                                     45,120         1,157         1,452

    Total expenses                       1,111,940       140,207       203,781

Less:Reimbursement of expenses by
  Manager (Note 2)                              --       (74,043)      (17,513)
    Fees waived by Manager and
      Distributor (Note 3)                      --       (27,278)      (71,608)
    Fees paid indirectly (Note 1)           (3,231)         (832)         (910)
  Net expenses                           1,108,709        38,054       113,750
Net investment income                    6,460,590       279,289     1,010,769

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
Net realized gain on investments         1,262,317        28,867        97,125
Change in unrealized appreciation
  of investments                         2,368,635       153,909       404,164
Net realized and unrealized gain on
  investments                            3,630,952       182,776       501,289
Increase in net assets from
  operations                           $10,091,542      $462,065    $1,512,058


See Notes to Financial Statements.



LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 1997 AND 1996
_______________________________________________________________________________

                                              LEBENTHAL NEW YORK MUNICIPAL   LEBENTHAL NEW JERSEY MUNICIPAL
                                                        BOND FUND                       BOND FUND
                                             ------------------------------  ------------------------------
                                                   1997            1996            1997            1996
                                             --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                      $  6,460,590    $  5,915,750      $  279,289      $  230,070
  Net realized gain (loss) on investments       1,262,317         967,689          28,867         (14,767)
  Change in unrealized appreciation             2,368,635         177,568         153,909          48,013
Increase in net assets from operations         10,091,542       7,061,007         462,065         263,316
Dividends from net investment income           (6,461,498)*    (5,907,035)       (279,289)*      (230,070)
Capital share transactions (Note 4)             7,902,703      15,455,986         756,659       1,791,020
Capital contribution (Note 2)                          --         422,268              --              --

    Total increase                             11,532,747      17,032,226         939,435       1,824,266

Net assets:
  Beginning of year                           122,611,313     105,579,087       5,182,149       3,357,883
  End of year (1)                            $134,144,060    $122,611,313      $6,121,584      $5,182,149

(1) Includes Undistributed Net
  Investment Income                          $      8,544    $      9,452      $       --      $       --


(UNAUDITED INFORMATION)
* 99.36% and 98.43% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.


See Notes to Financial Statements.



LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED NOVEMBER 30, 1997 AND 1996
_______________________________________________________________________________

                                                 LEBENTHAL TAXABLE MUNICIPAL
                                                           BOND FUND
                                                -----------------------------
                                                     1997            1996
                                                --------------  -------------
IINCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                          $ 1,010,769     $   899,364
  Net realized gain (loss) on investments             97,125        (222,798)
  Change in unrealized appreciation                  404,164         153,567
Increase in net assets from operations             1,512,058         830,133
Dividends from net investment income              (1,010,769)       (899,364)
Capital share transactions (Note 4)                 (114,600)      5,990,459

  Total increase                                     386,689       5,921,228

Net assets:
  Beginning of year                               14,607,185       8,685,957
  End of year (1)                                $14,993,874     $14,607,185
(1) Includes Undistributed Net
  Investment Income                              $        --     $        --


See Notes to Financial Statements.



LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
_______________________________________________________________________________

                                                  LEBENTHAL NEW YORK
                                                                 MUNICIPAL BOND FUND
                                            ---------------------------------------------------------------
                                                                YEAR ENDED NOVEMBER 30,
                                            ---------------------------------------------------------------
                                                1997         1996         1995         1994#        1993
                                            -----------  -----------  -----------  -----------  -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $8.09        $7.99        $6.84        $8.03        $7.54

Income from investment operations:
Net investment income                           0.42         0.41         0.43         0.41         0.44
Net realized and unrealized gain (loss)
  on investments                                0.23         0.10         1.15        (1.15)        0.50
Total from investment operations                0.65         0.51         1.58        (0.74)        0.94

Less distributions:
Dividends from net investment income           (0.42)       (0.41)       (0.43)       (0.41)       (0.44)
Distributions from net realized gain
  on investments                                  --           --           --        (0.04)       (0.01)
Total distributions                            (0.42)       (0.41)       (0.43)       (0.45)       (0.45)
Net asset value, end of period                 $8.32        $8.09        $7.99        $6.84        $8.03

TOTAL RETURN
  (without deduction of sales load)             8.27%        6.63%*      23.56%       (9.62%)      12.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)             $134,144     $122,611     $105,579      $75,326      $80,727
Ratios to average net assets:
  Expenses                                      0.89%**      1.09%        0.99%        0.64%##      0.20%##
  Net investment income                         5.16%        5.17%        5.63%        5.44%        5.42%
Portfolio turnover                             60.80%       45.92%      148.88%      192.91%        7.88%



#   Effective August 15, 1994, the Investment Manager changed to Lebenthal
Asset Management, Inc.

## If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.10%, and 1.12% for the periods ended November 30, 1994, and 1993, respectively, for the New York Bond Fund.

* Includes the effect of a capital contribution from the Fund's Manager. Without the capital contribution the total return would have been 6.24%.

** Includes fees paid indirectly of less than 0.01% for the New York Municipal Bond Fund.


See Notes to Financial Statements.



LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
_______________________________________________________________________________

                                                          LEBENTHAL NEW JERSEY
                                                           MUNICIPAL BOND FUND
                                            -------------------------------------------------
                                                          YEAR ENDED NOVEMBER 30,
                                            -------------------------------------------------
                                                1997         1996        1995         1994#*
                                            -----------  -----------  -----------  ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $6.74        $6.70        $5.95        $7.16

Income from investment operations:
Net investment income                           0.35         0.36         0.36         0.32
Net realized and unrealized gain (loss)
  on investments                                0.23         0.04         0.75        (1.21)
Total from investment operations                0.58         0.40         1.11        (0.89)

Less distributions:
Dividends from net investment income           (0.35)       (0.36)       (0.36)       (0.32)
Net asset value, end of period                 $6.97        $6.74        $6.70        $5.95

TOTAL RETURN
  (without deduction of sales load)             8.84%        6.18%       19.10%      (12.70%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)               $6,122       $5,182       $3,358       $2,145
Ratios to average net assets:
  Expenses ##                                   0.70%**      0.63%**      0.60%        0.60%
  Net investment income                         5.12%        5.37%        5.64%        4.97%
Portfolio turnover                             57.19%       28.56%       61.69%      291.60%


#   Effective August 15, 1994, the Investment Manager changed to Lebenthal
Asset Management, Inc.

*   Fund commenced operations on December 1, 1993.

## If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 2.57%, 3.20%, 4.13%, and 4.83% for the periods ended November 30, 1997, 1996, 1995 and 1994, respectively, for the New Jersey Bond Fund.

** Includes fees paid indirectly of 0.02% and 0.03% for the New Jersey Bond Fund, for 1997 and 1996, respectively.


See Notes to Financial Statements.



LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
_______________________________________________________________________________

                                                            LEBENTHAL TAXABLE
                                                           MUNICIPAL BOND FUND
                                            ----------------------------------------------------
                                                         YEAR ENDED NOVEMBER 30,
                                            --------------------------------------------------
                                                1997         1996         1995        1994#*
                                            -----------  -----------  -----------  -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $7.13        $7.22        $6.34        $7.16

Income from investment operations:
Net investment income                           0.50         0.52         0.53         0.44
Net realized and unrealized gain (loss)
  on investments                                0.24        (0.09)        0.88        (0.82)
Total from investment operations                0.74         0.43         1.41        (0.38)

Less distributions:
Dividends from net investment income           (0.50)       (0.52)       (0.53)       (0.44)
Net asset value, end of period                 $7.37        $7.13        $7.22        $6.34

TOTAL RETURN
  (without deduction of sales load)            10.89%        6.35%       23.11%       (5.45%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)              $14,994      $14,607       $8,686       $2,990
Ratios to average net assets:
  Expenses ##                                   0.79%**      0.61%**      0.60%        0.60%
  Net investment income                         7.06%        7.34%        7.57%        6.74%
Portfolio turnover                             34.52%       44.46%       84.74%       93.73%


#   Effective August 15, 1994, the Investment Manager changed to Lebenthal
Asset Management, Inc.

*   Fund commenced operations on December 1, 1993.

## If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.42%, 1.63%, 2.59%, and 3.60% for the periods ended November 30, 1997, 1996, 1995 and 1994, respectively, for the Taxable Bond Fund.

**  Includes fees paid indirectly of 0.01% for the Taxable Bond Fund.


See Notes to Financial Statements.



LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
_______________________________________________________________________________

1. SUMMARY OF ACCOUNTING POLICIES

Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, "The Funds." Effective December 1, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but will have a higher expense ratio than Class A shares due to higher 12b-1 fees. These financial statements only contain information for the operational Class A shares. The Company's financial statements are prepared in accordance with generally accepted accounting principles as follows:

A) VALUATION OF SECURITIES -
Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

B) FEDERAL INCOME TAXES -
It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

C) DIVIDENDS AND DISTRIBUTIONS -
Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments, are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

D) ORGANIZATIONAL EXPENSES -
Costs incurred in connection with the organization of each Fund and their initial registration are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

E) GENERAL -
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities.


LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
_______________________________________________________________________________

SUMMARY OF ACCOUNTING POLICIES (CONTINUED)

F) FEES PAID INDIRECTLY -
Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses, of $3,231, $832, and $910, for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

G) ESTIMATES -
The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Management Contract the Funds pay a management fee to Lebenthal Asset Management, Inc. (its Manager), equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. The Manager has agreed to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. For the year ended November 30, 1997, the Manager voluntarily waived management fees of $13,639 and $35,804 for the New Jersey Bond Fund and the Taxable Bond Fund, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses for the New Jersey Bond Fund and the Taxable Bond Fund amounting to $74,043 and $17,513, respectively.

Lebenthal & Co., Inc. retained commissions of $360,803 from the sales of shares of the Company.

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.


3. DISTRIBUTION PLAN

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Lebenthal & Co., Inc. (the Distributor) have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives from each Fund a fee equal to 0.25% of the Fund's average daily net assets. For the year ended November 30, 1997, the Distributor voluntarily waived fees of $13,639 and $35,804 from the New Jersey Bond Fund and the Taxable Bond Fund, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.


LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
_______________________________________________________________________________

4. CAPITAL STOCK

At November 30, 1997, there were 20,000,000,000 shares of $0.001 par value stock authorized. Transactions in capital stock were as follows:

                              LEBENTHAL NEW YORK         LEBENTHAL NEW YORK
                             MUNICIPAL BOND FUND        MUNICIPAL BOND FUND
                                  YEAR ENDED                YEAR ENDED
                              NOVEMBER 30, 1997          NOVEMBER 30, 1996
                         --------------------------  --------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
                         -----------  -------------  -----------  -------------
Sold                      2,533,634   $ 20,632,289    3,470,847   $ 27,552,574
Issued as reinvestment
  of dividends              704,599      5,693,051      665,870      5,256,989
Redeemed                 (2,274,159)   (18,422,637)  (2,196,989)   (17,353,577)
Net increase                964,074   $  7,902,703    1,939,728   $ 15,455,986


                             LEBENTHAL NEW JERSEY        LEBENTHAL NEW JERSEY
                             MUNICIPAL BOND FUND         MUNICIPAL BOND FUND
                                 YEAR ENDED                  YEAR ENDED
                              NOVEMBER 30, 1997           NOVEMBER 30, 1996
                         --------------------------  --------------------------
                             SHARES         AMOUNT       SHARES         AMOUNT
                         -----------  -------------  -----------  -------------
Sold                        198,467     $1,350,032      392,200    $ 2,608,455
Issued as reinvestment
  of dividends               34,595        234,078       31,934        211,384
Redeemed                   (123,178)      (827,451)    (156,189)    (1,028,819)
Net increase                109,884     $  756,659      267,945    $ 1,791,020


                              LEBENTHAL TAXABLE           LEBENTHAL TAXABLE
                             MUNICIPAL BOND FUND         MUNICIPAL BOND FUND
                                  YEAR ENDED                  YEAR ENDED
                              NOVEMBER 30, 1997           NOVEMBER 30, 1996
                         --------------------------  --------------------------
                             SHARES         AMOUNT       SHARES         AMOUNT
                         -----------  -------------  -----------  -------------
Sold                        399,620    $ 2,813,420    1,164,585    $ 8,169,453
Issued as reinvestment
  of dividends               99,357        698,549      102,059        708,161
Redeemed                   (514,463)    (3,626,569)    (420,759)    (2,887,155)
Net increase/(decrease)     (15,486)   $  (114,600)     845,885    $ 5,990,459




LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
_______________________________________________________________________________

5. INVESTMENT TRANSACTIONS

Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $92,198,960, $4,005,286, and $5,268,082, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $75,999,323, $3,039,525, and $4,878,362, respectively.


6. FEDERAL INCOME TAXES

Tax basis capital losses which may be carried forward to offset future capital gains through November 30, 2004 amounted to $658,345 (maturing November 30,
2001), $264,623 ($249,856 and $14,767 maturing November 30, 2001 and November
30, 2004, respectively) and $353,362 ($130,361 and 223,001 maturing November 30, 2001 and November 30, 2004, respectively), for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, respectively.


7. CONCENTRATION OF CREDIT RISK

The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Each Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.



LEBENTHAL FUNDS, INC.
INDEPENDENT AUDITOR'S REPORT
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE
LEBENTHAL FUNDS, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lebenthal New York Municipal Bond Fund, Lebenthal New Jersey Municipal Bond Fund and Lebenthal Taxable Municipal Bond Fund (three of the Funds comprising the Lebenthal Funds, Inc.) as of November 30, 1997, and the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for year ended November 30, 1996 for each of the Funds and the financial highlights for each of the four years in the period ended November 30, 1996 for the Lebenthal New York Municipal Bond Fund and each of the three years in the period ended November 30, 1996 for the Lebenthal New Jersey Municipal Bond Fund and the Lebenthal Taxable Municipal Bond Fund, were audited by other auditors, whose report, dated January 10, 1997, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lebenthal New York Municipal Bond Fund, Lebenthal New Jersey Municipal Bond Fund and Lebenthal Taxable Municipal Bond Fund, series of Lebenthal Funds, Inc., as of November 30, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.


Kansas City, Missouri
January 14, 1998



This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.


LEBENTHAL FUNDS, INC.
120 Broadway
New York, New York 10271
(212) 425-6116

DISTRIBUTOR AND
SHAREHOLDER SERVICING AGENT
Lebenthal & Co., Inc.
120 Broadway
New York, New York 10271

120 BROADWAY, NEW YORK, NY 10271
(212) 425-6116
OUTSIDE OF NYC 1-800-221-5822

THE WORKHORSE OF INVESTMENTS.